UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-24002

TCW Private Asset Income Fund
(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071
(Address of principal executive offices)

Peter Davidson, Esq.
Vice President and Secretary
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213)
244-0000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Private Asset Income Fund

TCW Private Asset Income Fund

TCW Private Asset Income Fund

Top Holdings and Industries (Unaudited) June 30, 2025

Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2025, and are based on fair values over net assets.

Top Eight Industries (1)
Credit Cards	16.9%
Small Business Lending	16.7%
Hard Assets	13.9%
Prime and Non-Prime Auto	7.8%
Agency & Non-Agency Residential Mortgages	7.3%
Single and Multi-Family Rental	3.3%
Unsecured Installment Loans	3.3%
Home Improvement	0.5%

(1)	While not an industry, money market fund, which is short term cash management vehicles, represents 30% of net assets.

Top Ten Holdings (2)
Sothebys Art Loan Trust LLC	9.7%
Mercury Financial Credit Card Master Trust	9.1%
Santander Bank Auto Credit Linked Notes	7.8%
PRP Advisors, LLC	5.6%
Avis Budget Rental Car Funding	4.2%
NFAS, LLC	4.0%
RFS Asset Securitization LLC	3.8%
Ondeck Asset Securitization Trust	3.8%
Perimeter Master Note Business Trust	3.3%
Nomura Corporate Funding Americas LLC	3.3%

(2)	Holdings in Money Market Fund are excluded.

TCW Private Asset Income Fund

Schedule of Investments (Unaudited)	June 30, 2025
(in thousands)

Investments (1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread (2)	Maturity Date	Principal	Amortized Cost (3)	Fair Value
Asset Backed Loans — 22.1%
Mezzanine Debt
Mercury Financial Credit Card Master Trust	Revolver	(4)(5)	Credit Cards	12.10%	30-day SOFR+780	4/20/2029	$27,893	$27,800	$27,948
Sothebys Art Loan Trust LLC	Revolver	(4)(5)	Hard Assets	9.58%	90-day SOFR+525	12/20/2029	29,682	29,682	29,682
Nomura Corporate Funding Americas LLC	Participation Agreement	(4)	Small Business Lending	7.80%	30-day SOFR+350	4/11/2030	10,000	10,000	10,000

Asset Backed Loans Total — 22.1%								$67,482	$67,630

Asset Backed Securities — 37.8%
Mezzanine Debt
Affirm Master Trust	Series 2025-2A, Class E	(6)	Unsecured Installment Loans	7.65%		7/15/2033	$7,000	$7,000	$7,029
Aqua Finance Trust	Series 2025-A, Class A	(6)	Home Improvement	5.81%		12/19/2050	1,500	1,500	1,518
Avis Budget Rental Car Funding	Series 2021-2A, Class D	(6)	Hard Assets	4.08%		2/20/2028	6,500	6,223	6,287
Avis Budget Rental Car Funding	Series 2023-7A, Class D	(6)	Hard Assets	7.31%		8/21/2028	6,460	6,460	6,541
Bankers Healthcare Group Securitization Trust	Series 2023-A, Class D	(6)	Unsecured Installment Loans	8.55%		4/17/2036	2,500	2,622	2,649
Continental Finance Card	Series 2022-A, Class C	(6)	Credit Cards	9.33%		10/15/2030	6,420	6,666	6,637
Fora Financial Asset Securitization	Series 2024-1A, Class C	(6)	Small Business Lending	8.03%		8/15/2029	3,900	3,932	3,923
Mission Lane Credit Card Master Trust	Series 2024-B, Class D	(6)	Credit Cards	9.16%		1/15/2030	4,000	4,013	4,023
Mission Lane Credit Card Master Trust	Series 2024-B, Class E	(6)	Credit Cards	12.19%		1/15/2030	3,000	3,015	3,023
NFAS, LLC	Series 2025-1, Class C	(6)	Small Business Lending	8.19%		5/15/2031	7,602	7,600	7,648
NFAS, LLC	Series 2025-1, Class D	(6)	Small Business Lending	11.93%		5/15/2031	4,669	4,669	4,696
Ondeck Asset Securitization Trust	Series 2024-2A, Class B	(6)	Small Business Lending	5.42%		10/17/2031	1,375	1,352	1,369
Ondeck Asset Securitization Trust	Series 2024-1A, Class C	(6)	Small Business Lending	8.99%		6/17/2031	10,000	10,191	10,245
Perimeter Master Note Business Trust	Series 2025-1A, Class C	(6)	Credit Cards	8.49%		12/16/2030	5,000	4,999	5,034

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Schedule of Investments (Unaudited) (Continued)
(in thousands)

Investments (1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread (2)	Maturity Date	Principal	Amortized Cost (3)	Fair Value
Perimeter Master Note Business Trust	Series 2025-1A, Class D	(6)	Credit Cards	12.80%		12/16/2030	$5,000	$4,999	$5,013
RFS Asset Securitization II LLC	Series 2024-1, Class A	(6)	Small Business Lending	8.35%		7/15/2031	1,750	1,758	1,777
RFS Asset Securitization LLC	Series 2025-1, Class C	(6)	Small Business Lending	7.65%		5/15/2032	3,000	3,000	3,027
RFS Asset Securitization LLC	Series 2025-1, Class D	(6)	Small Business Lending	11.11%		5/15/2032	2,000	2,000	2,019
RFS Asset Securitization LLC	Series 2025-1, Class E	(6)	Small Business Lending	13.11%		5/15/2032	6,576	6,576	6,638
Santander Bank Auto Credit Linked Notes	Credit Linked Notes Series 2022-C, Class G	(6)	Prime and Non-Prime Auto	18.06%		12/15/2032	21,150	24,334	23,962

								112,909	113,058
Senior Debt
Angel Oak Mortgage Trust	Series 2025-HB1, Class A-1	(6)	Agency & Non- Agency Residential Mortgages	6.11%	30-day SOFR+180	2/25/2055	2,813	2,813	2,832

								2,813	2,832
Asset Backed Securities Total — 37.8%								$115,722	$115,890

Residential Mortgage Backed Securities — 9.7%
Mezzanine Debt
AMSR Trust	Series 2020-SFR2, Class H	(6)	Single and Multi-Family Rental	5.25%		7/17/2037	$5,000	$4,966	$4,987
Firstkey Homes 2020 SFR1 Trust	Series 2020-SFR1, Class G	(6)	Single and Multi-Family Rental	4.78%		8/17/2037	5,000	4,958	4,977
PRP Advisors, LLC	Series 2025-RPL3	(6)	Residential Mortgages	3.25%		4/25/2055	3,000	2,643	2,713

								12,567	12,677
Senior Debt
Pretium Mortgage Credit Partner	Series 2025- NPL4, Class A-1	(6)	Agency & Non- Agency Residential Mortgages	6.37%		4/25/2055	2,457	2,457	2,471
PRP Advisors, LLC	Series 2025-2, Class A-1	(6)	Agency & Non- Agency Residential Mortgages	6.47%		5/25/2030	9,726	9,725	9,752

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund

June 30, 2025

Investments (1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread (2)	Maturity Date	Principal	Amortized Cost (3)	Fair Value
PRP Advisors, LLC	Series 2025-RPL3	(6)	Agency & Non-Agency Residential Mortgages	3.25%		4/25/2055	$4,866	$4,596	$4,663

								16,778	16,886
Residential Mortgage Backed Securities Total — 9.7%								$29,345	$29,563

Money Market Fund — 30.0%
Dreyfus Treasury Obligations Cash Management Fund				4.16%		1/5/2050	$92,068	$92,068	$92,068

Money Market Fund Total — 30.0%								$92,068	$92,068

Total Investments —99.6%								$304,617	$305,151

(1)	Unless otherwise indicated, issuers of debt investments held by the Fund are denominated in dollars. All debt investments are income producing unless otherwise indicated.
(2)
Represents the interest rate for a variable or floating rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the
“all-in”
rate as of June 30, 2025. Reference Rates are defined as follows: As of June 30, 2025, the reference rates for the Fund’s variable rate securities were the
30-day
Secured Overnight Financing (“SOFR”) at 4.32% and the
90-day
SOFR at 4.34%.

(3)
The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(4)	The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurement.
(5)	The Fund has unfunded commitment to fund revolvers. See Note 6. Commitments and Contingencies.
(6)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $145,453 or 47.5% of the Fund’s net assets at period end.

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Statement of Assets and Liabilities (Unaudited)
(in thousands, except share and per share amounts)

As of June 30, 2025
Assets
Investments, at fair value (cost $304,617)	$305,151
Dividends and interest receivable	1,396
Deferred offering costs	477
Prepaid expenses and other assets	51

Total assets	307,075

Liabilities
Payable to adviser and affiliates	339
Accrued professional fees	79
Administrative and custodian fees payable	52
Trustees’ fees payable	29
Transfer agent fees payable	21
Distributions payable	18
Accrued expenses and other liabilities	141

Total liabilities	679

Commitments and contingencies (Note 6)
Net assets	$306,396

Net assets consists of
Paid-in capital	$305,858
Retained earnings	538

Net assets	$306,396

Net asset value per share	Net Asset Value of Share Class	Shares of Beneficial Interest Outstanding	Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share	$10	1,015	$10.02
Maximum offering price per share (net asset value plus sales charge of 3.50% of gross purchase price)			$10.38
Class I Shares:
Net asset value and redemption price per share	$306,386	30,584,410	$10.02

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Statement of Operations (Unaudited)
(in thousands)

For the period from April 1, 2025 (commencement of operations) to June 30, 2025
Investment income:
Interest income	$3,282
Dividend income	656
Other income	6

Total investment income	3,944

Operating expenses:
Management fees	492
Organizational costs	333
Offering costs	159
Professional fees	147
Administrative and custodian fees	52
Trustees’ fees	29
Transfer agent fees	21
Other general expenses	115

Total operating expenses	1,348
Less: Management fees waiver	(246)
Less: Expense reimbursement (1)	(421)

Net operating expenses	681

Net investment income (loss)	3,263

Realized and unrealized gain (loss)
Net realized gain (loss) on investments	4
Net change in unrealized appreciation (depreciation) on investments	534

Total net realized gain (loss) and unrealized appreciation (depreciation)	538

Net increase (decrease) in net assets resulting from operations	$3,801

(1)	See Note 5 for a discussion of reimbursements payable to the Adviser.

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Statement of Changes in Net Assets (Unaudited)
(in thousands)

For the period from April 1, 2025 (commencement of operations) to June 30, 2025
Operations:
Net investment income (loss)	$3,263
Net realized gain (loss) on investments	4
Net change in unrealized appreciation (depreciation) on investments	534

Net increase (decrease) in net assets resulting from operations	3,801

Shareholder distributions (1) :
Distributions to Class I shareholders	(3,263)

Net decrease in net assets resulting from shareholder distributions	(3,262)

Capital share transactions (2) :
Proceeds from shares sold of Class A shares	10
Proceeds from shares sold of Class I shares	305,848

Net increase in net assets resulting from capital share transactions	305,858

Net increase (decrease) in net assets	306,396
Net assets, beginning of period	—

Net assets, end of period	$306,396

(1)	See Note 2 and Note 9 for a discussion of the sources of distributions paid by the Fund.
(2)	See Note 7 for a discussion of the Fund’s share of beneficial interest transactions.

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Statement of Cash Flows (Unaudited)
(in thousands)

For the period from April 1, 2025 (commencement of operations) to June 30, 2025
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$3,801
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:

Purchase of investment securities	(221,718)
Proceeds from sale and pay-down of investment securities	9,120
Net (purchases) sales of money market fund	(92,068)
Amortization of premium and accretion of discount on investments	52
Net realized (gain) loss from investments	(4)
Net change in unrealized (appreciation) depreciation on investments	(534)
(Increase) decrease in assets:
Dividends and interest receivable	(1,396)
Deferred offering costs	(477)
Prepaid expenses and other assets	(51)
Increase (decrease) in liabilities:
Payable to adviser and affiliates	339
Accrued professional fees	79
Administrative and custodian fees payable	52
Trustees’ fees payable	29
Transfer agent fees payable	21
Accrued expenses and other liabilities	141

Net cash provided by (used in) operating activities	(302,614)

Cash flows from financing activities:
Proceeds from sales of shares	302,614

Net cash provided by (used in) financing activities	302,614

Net change in cash	—
Cash, beginning of period	—

Cash, end of period	$—

Supplemental Information:
Reinvestment of distributions	$3,245

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund
Financial Highlight (Unaudited)
(in thousands, except share and per share amounts)

	For the period from April 1, 2025 (commencement of operations) to June 30, 2025
	Class A	Class I
Per share data:
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (1)	0.15	0.16
Net realized and unrealized gain (loss)	0.02	0.02

Total from investment operations	0.17	0.18
Distribution to shareholders:
Distribution from net investment income	(0.15)	(0.16)

Total distributions to shareholders	(0.15)	(0.16)

Net asset value, end of period	$10.02	$10.02

Total return, at net asset value (2)	1.68%	1.82%
Ratios/Supplemental data
Ratios to average net assets (3) :
Net investment income (loss)	5.97%	6.81%
Total expenses (4)	145.30%	1.90%
Expenses after waivers and reimbursements	1.95%	1.20%
Portfolio turnover rate	4.61%	4.61%
Supplemental Data:
Net assets, end of period	$10	$306,386
Average net assets	$10	$197,481

(1)	Per share amounts calculated based on the average shares outstanding during the period.
(2)
Assumes an initial investment on the business day before the first day of the fiscal period, with all distributions reinvested in additional shares on the reinvestment date, and a complete repurchase by the Fund of the shares so acquired at the net asset value calculated on the last business day of the fiscal period. Sales charges and repurchase fees, if any, are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

(3)	Annualized for periods less than one full year.
(4)	Given the timing of the commencement of operations, the expense ratios are not expected to be indicative of full operations.

The accompanying notes are an integral part of these financial statements.

TCW Private Asset Income Fund

Notes to Financial Statements (Unaudited)	June 30, 2025
(in thousands, except share and per share amounts)

Note 1. Organization
TCW Private Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified,
closed-end
management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 3, 2024, and commenced investment operations on April 1, 2025. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”).
The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and produce current income. The Fund seeks to achieve its investment objective primarily by allocating its assets across a wide range of private credit strategies, with a focus on asset-backed credit strategies.
TCW Asset Backed Finance Management Company LLC (the “Adviser”) serves as the Fund’s investment adviser and is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.
As of June 30, 2025 the Fund offers two separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”) and Class I (“Class I Shares”).
The Fund’s Shares are not listed for trading on any national securities exchange and the Fund does not currently intend to list its Shares for trading on any national securities exchange. Accordingly, there is currently no secondary market for the Fund’s Shares and the Fund does not expect any secondary market to develop.
Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares daily. The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share. Subject to applicable law and approval of the Board of Trustees (the “Board”, and each of the trustees on the Board, a “Trustee”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.
TCW Funds Distributors LLC (the “Distributor”) serves as the principal underwriter and distributor of the Fund’s Shares. Class A Shares are subject to a distribution and shareholder servicing plan under which they pay fees. Class I Shares do not pay such fees. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares.
Note 2. Significant Accounting Policies
Basis of Presentation:
 The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (Continued)

The unaudited interim financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the requirements for reporting on Form
N-CSR
under Rule
30e-1
under the 1940 Act (17 CFR 270
30e-1)
and Article 6 of Regulation
S-X.
The results of operations for the period from April 1, 2025 (commencement of operations) to June 30, 2025 are not necessarily indicative of the operating results to be expected for the full year.
Allocation of Income, Expenses, Gains and Losses:
 Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class “on a given day”. Operating expenses directly attributable to a specific class are charged against the operations of that class. Class-specific expenses such as distribution and service plan fees, transfer and shareholder servicing fees, and shareholder communications expenses are not deemed material to be broken out by class in the Statement of Operations for the period ended June 30, 2025.
Use of Estimates:
 The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. It also requires management to exercise the process of applying the Fund’s accounting policies. Assumptions and estimates regarding the valuation of investments and their resulting impact involves a higher degree of subjectivity and complexity and these assumptions and estimates may be significant to the financial statements. Actual results could differ from those estimates and such differences could be material.
Cash and Cash Equivalents:
 Cash consists of amounts held in accounts with the custodian bank. The Fund considers all short-term, highly liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund places its cash with financial institutions, and at times, cash held in checking accounts may exceed the Federal Deposit Insurance Corporation insured limit. The Fund seeks to mitigate this concentration of credit risk by depositing funds with major financial institutions.
Investments:
 Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying Statement of Operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3, Fair Value Measurements, for further information about fair value measurements.
Interest from Investments:
 Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on debt investments purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of debt investments represents the original cost, including origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any.

TCW Private Asset Income Fund

June 30, 2025

Note 2. Significant Accounting Policies (Continued)

Loans or debt securities are generally placed on
non-accrual
status when principal or interest payments are past due or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual
status. Interest payments received on
non-accrual
loans may be recognized as income or applied to the cost basis depending upon management’s judgment regarding collectability.
Non-accrual
loans are restored to accrual status when past due principal and interest are current or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in management’s judgment, are likely to remain current. The Fund may make exceptions to this treatment if a loan has sufficient collateral value and is in the process of collection. As of June 30, 2025, there were no loans placed on non-accrual
status.
Dividend Income:
  Dividend income on money market fund in which the Fund invests is recorded on an accrual basis to the extent that such amounts are expected to be collected.
Organizational Costs:
  Organizational costs, primarily for legal expenses associated with the establishment of the Fund, are expensed as incurred. The Fund incurred organizational costs prior to commencement of operations of $333.
Offering Costs:
 Costs associated with the offering of shares of the Fund are capitalized and included as a deferred offering cost on the Statements of Assets and Liabilities. These costs are amortized over a twelve-month period from the later of commencement of operations or incurrence of costs. As of June 30, 2025, the Fund had capitalized $477 of offering costs. For the period from April 1, 2025 (commencement of operations) through June 30, 2025, the Fund had incurred amortization of deferred offering costs of $159.
Distribution and Shareholder Service Expenses:
 The Fund has adopted a “Distribution and Shareholder Services Plan” with respect to its Class A Shares under which the Fund may compensate financial industry professionals for distribution-related expenses and providing ongoing services in respect of clients with whom they have distributed Class A Shares of the Fund, Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. The Class A Shares are subject to a distribution and/or shareholder servicing fee at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to such Share class, accrued daily and payable monthly to the Distributor.
Transfer Agent Fees:
 U.S. Bank Global Fund Services (the “Transfer Agent”) serves as the transfer agent for the Fund. Transfer Agent Fees consist primarily of fees and expenses incurred in connection with electronic processing of client orders, fund transfers between clients and the Fund, client maintenance and documentation. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings.
Income Taxes:
 For federal income tax purposes, the Fund intends to elect to be treated as a RIC under the Code and intends to make the required distributions to its shareholders as specified therein. To qualify as a RIC, the Fund must meet certain minimum distribution, source-of-income,
and asset diversification requirements. If such requirements are met, then the Fund is generally required to pay income taxes only on the portion of its taxable income and gains it does not distribute.

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (Continued)

The minimum distribution requirements applicable to RICs require the Fund to distribute to its shareholders at least 90% of its investment company taxable income (“ICTI”), as defined by the Code, each year (the “Annual Distribution Requirement”). ICTI includes non-cash
income such as
paid-in-kind
income. Depending on the level of ICTI earned in a tax year, the Fund may choose to carry forward ICTI in excess of current year distributions into the next tax year. Any such carryover ICTI must be distributed before the end of that next tax year through a dividend declared prior to filing the final tax return related to the year which generated such ICTI.
In addition, based on the excise distribution requirements, the Fund is subject to a 4% nondeductible federal excise tax on undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year
period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax is considered to have been distributed. The Fund intends to make sufficient distributions each taxable year to satisfy the excise distribution requirements as reasonably practicable.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its financial statements to determine whether the tax positions are “more-likely than not” to be sustained by the applicable tax authority. All penalties and interest associated with income taxes, if any, are included in income tax expense. Due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Distribution to Shareholders of Beneficial Interest:
 The Fund’s distribution policy is to accrue dividends daily and make quarterly distributions to Shareholders. The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Dividends will accrue daily based on the day’s estimate of income and expenses. Net realized capital gains, if any are generally distributed at least annually, although the Fund may decide to retain such capital gains for investment.
Dividend Reinvestment Plan (“DRIP”):
 Shareholders will automatically participate in the DRIP, unless and until an election is made by the shareholder to withdraw from the plan. Under the DRIP, the Fund’s distributions to participating shareholders are reinvested in full and fractional Shares based on NAV per share at payment date. Shareholders who elect not to participate in the DRIP will receive all distributions in cash.
Note 3. Fair Value Measurements
Fund Valuation:
 The NAV per Share for the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Each of the Fund’s share classes will be offered at NAV plus the applicable sales load, if any. The Fund’s NAV per Share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.
Security Valuation:
 The Fund’s Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and

TCW Private Asset Income Fund

June 30, 2025

Note 3. Fair Value Measurements (Continued)

Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the 1940 Act. As permitted by Rule
2a-5
under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Fair Value Measurements:
 In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and
Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 3. Fair Value Measurements (Continued)

measure fair value during the period ended June 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.
The fair value of asset backed loans is generally valued by third-party pricing services that use valuation estimates from their internal pricing models, broker-dealer quotations or reported trades. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
The fair value of asset-backed securities and mortgage-backed securities is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.
Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Loans	$—	$—	$67,630	$67,630
Asset Backed Securities	—	115,890	—	115,890
Residential Mortgage Backed Securities	—	29,563	—	29,563
Money Market Fund	92,068	—	—	92,068

Total Investments, at Fair Value	$92,068	$145,453	$67,630	$305,151

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

From April 1, 2025 (commencement of operations) to June 30, 2025 Asset Backed Loans
Balance, beginning of period	$—
Purchases	72,272
Sales and paydowns	(4,790)
Net change in unrealized appreciation	148

Balance, end of period	$67,630

There are no transfers into/out of Level 3 investments during the period.

TCW Private Asset Income Fund

June 30, 2025

Note 3. Fair Value Measurements (Continued)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of June 30, 2025:

				Range
	Fair Value as of June 30, 2025	Valuation Techniques	Significant Unobservable Inputs	Low	High	Weighted Average
Asset Backed Loans	$57,630	Income Approach	Discount Rate	6.13%	6.63%	6.38%
	10,000	Recent Transaction	Transaction Price	100.00%	100.00%	100.00%

	$67,630

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
Transaction Price	Increase	Decrease
The Fund used valuation techniques consistent with the income approach to determine the fair value of certain Level 3 assets as of June 30, 2025. The valuation techniques utilized by the Fund included discounted cash flows analysis. The Fund uses market discount rates for debt securities to determine if the effective yield on a debt security is commensurate with the market yields for that type of debt security. If a debt security’s effective yield is significantly less than the market yield for a similar debt security with a similar credit profile, the resulting fair value of the debt security may be lower. When a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely decreases in the discount rate can significantly increase the fair value of an investment. The discount rate is determined based on the market rates an investor would expect for a similar investment with similar risks.
Note 4. Risk Factors
Investing in the Fund involves risks, including the risk that a Shareholder may receive little or no return on their investment or that a Shareholder may lose part or all of their investment. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of the Fund” in the Fund’s prospectus. Shareholders should consider carefully the following principal risks before investing in the Fund:
Market Risk:
 The Fund may be materially adversely affected by market, economic and political conditions and natural and man-made
disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.
Credit Risk:
 One of the fundamental risks associated with the Fund’ investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.
Interest Rate Risk:
 The Fund is exposed to risks associated with changes in interest rates.
Asset-Backed Securities Risk:
 Asset-backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 4. Risk Factors (Continued)

Private Credit Risk:
 Because the private credit investments pursued by the Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.
Valuation Risk:
 Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments.
Counterparty Risk:
 The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
Closed-end Interval Fund — Liquidity Risks:
 Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that a shareholder will be able to sell all of the Shares that the shareholder desires to sell. The Fund should therefore be considered to offer limited liquidity.
Industry Risks:
 The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.
Use of Leverage — Risk of Borrowing by the Fund:
 The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
Risks Relating to Fund’s RIC Status:
 To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.
Note 5. Related Party Transactions
Due to Adviser:
 In the ordinary course of business, the Fund enters, and may continue to enter into transactions in which the Adviser prepays for the Fund’s expenses that may be considered related party transactions. As of June 30, 2025, the Fund has a payable to Adviser for expense reimbursements amounting to $339.
Investment Advisory Agreement:
 Pursuant to the investment advisory agreement (“Investment Advisory Agreement”), dated as of December 16, 2024, between the Fund and the Adviser, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Management Fee is accrued daily and payable monthly in arrears. The Adviser is obligated to pay expenses associated with providing the investment services including compensation and office space for its officers and employees connected with investment and economic research, trading and investment management of the Fund.
Pursuant to the Amended and Restated Expense Limitation Agreement (the “Expense Limitation Agreement”), the Adviser has agreed to contractually waive 50% of all management fees payable to the Adviser pursuant to the Investment Advisory Agreement (“Contractual Fee Waiver”), such that the Adviser

TCW Private Asset Income Fund

June 30, 2025

Note 5. Related Party Transactions (Continued)

shall be entitled to a management fee computed and payable monthly at the annual rate of 0.50% of the value of the Fund’s average daily net assets (subject to the terms of such Investment Advisory Agreement) commencing on the date of commencement of operations of the Fund through the date that is twelve months from the commencement of operations of the Fund, unless the Board approves its earlier termination. Amounts waived pursuant to the Contractual Fee Waiver are not subject to recoupment.
For the period from April 1, 2025 (commencement of operations) through June 30, 2025, gross management fees and Contractual Fee Waivers of $492 and $(246), respectively, were included in the Statement of Operations. As of June 30, 2025, there is no accrued management fees due to the Adviser.
Expense Limitation Agreement:
 The Adviser and the Fund have entered into the Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive, pay, absorb or reimburse all or a portion of the Fund’s fees and other expenses, including its initial organizational and offering expenses, on a monthly basis from commencement of operations of the Fund until the date that is twelve months from such date, to the extent necessary to maintain the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding any advisory or management fees, distribution-related and shareholder servicing fees and expenses, expenses attributable to interest and other financing costs, expenses related to litigation and potential litigation, investment expenses (such as brokerage expenses, fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, loan origination fees, loan servicing fees, loan collection and administration fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), acquired fund fees and expenses, taxes and extraordinary or non-routine expenses, if any) at the level of 0.70% of the month-end NAV of such class (the “Expense Cap”).
In consideration of the Adviser’s agreement to waive fees and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser (“Adviser Recoupment”), to the extent approved by the Independent Trustees, in the amount of any waived fees and Fund expenses reimbursed subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of the Adviser Recoupment is approved by the Independent Trustees. The Expense Limitation Agreement may be terminated by the Board, including a majority of the Independent Trustees, upon written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser without the consent of the Board, including a majority of the Independent Trustees.
For the period from April 1, 2025 (commencement of operations) through June 30, 2025, expense reimbursement of $(421) is included in the Statement of Operations. Amounts eligible for Adviser Recoupment as of June 30, 2025 will expire on June 30, 2028.
Board of Trustees:
 The Fund’s Board of Trustees currently consists of nine members, seven of whom are Independent Trustees.
For the period from April 1, 2025 (commencement of operations) through June 30, 2025, the Fund incurred $29 in fees and expenses associated with its Independent Trustees’ services on the Fund’s Board of

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 5. Related Party Transactions (Continued)

Trustees and its committees. As of June 30, 2025, $29 in fees or expenses associated with the Fund’s Independent Trustees were payable.
Shareholder Concentration:
 Related parties owned approximately 82.8% of the Fund’s total outstanding shares as of June 30, 2025. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, affiliated funds, and directors or employees.
Note 6. Commitments and Contingencies
As of June 30, 2025, the Fund had unfunded commitments to fund revolving debt of $61,946. The value of the unfunded positions is included in the investments at fair value on the Statement of Assets and Liabilities.

Investments	Commitment Type	Maturity Date	Unused Rate	Unfunded Commitment	Unfunded Commitment Fair Value
Cardless Asset Receivable Trust	Revolver	4/15/2028	0.50%	$27,586	$—
Mercury Financial Credit Card Master Trust	Revolver	4/20/2029	0.38%	34,042	30
Sothebys Art Loan Trust LLC	Revolver	12/20/2029	0.38%	318	—

Total				$61,946	$30

In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.
Note 7. Share of Beneficial Interest
The following table summarizes transactions in shares of beneficial interest during the period April 1, 2025 (commencement of operations) through June 30, 2025:

Class A	Shares	Amount
Sold	1,000	$10
Distribution reinvested	15	—
Repurchase	—	—

Net increase (decrease) from share transactions	1,015	$10

Class I	Shares	Amount
Sold	30,260,660	$302,604
Distribution reinvested	323,750	3,244
Repurchase	—	—

Net increase (decrease) from share transactions	30,584,410	$305,848

The Fund has the authority to issue unlimited shares of beneficial interest of each class, at its daily NAV. The Fund’s shares are offered on a daily basis, and subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding Shares at NAV on the repurchase pricing date. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of

TCW Private Asset Income Fund

June 30, 2025

Note 7. Share of Beneficial Interest (Continued)

Shares, not to exceed 2% of its outstanding Shares on the expiration of the repurchase offer. The Fund does not currently intend to list its Shares for trading on any national securities exchange.
During the period from April 1, 2025 (commencement of operations) through June 30, 2025, the Fund did not complete a share repurchase offer.
Note 8. Indemnification
Under the Fund’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.
Note 9. Tax
The Fund has not recorded a liability for any uncertain tax positions pursuant to the provisions of ASC 740,
Income Taxes
, as of June 30, 2025.
In the normal course of business, the Fund is subject to examination by federal and certain state, local and foreign tax regulators. As of June 30, 2025, the Fund had not filed tax returns.
The Fund’s taxable income for each period is an estimate and will not be finally determined until the Fund files its tax return for each year. As of June 30, 2025, the Fund had made distributions of $3,263, in which the final tax character of income will be determined at year end.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. There is no significant difference between book and tax appreciation or depreciation of securities and other investments.

For the Period Ended June 30, 2025
Federal tax cost of securities	$304,617

Gross unrealized appreciation	$944
Gross unrealized depreciation	(410)

Net unrealized appreciation (depreciation)	$534

Note 10. Subsequent Events
Subsequent events have been evaluated through the date the financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the financial statements were issued, except as disclosed below.
On August 25, 2025, The Fund filed a new Prospectus with respect to a new class of common shares of beneficial interest designated as
Class I-3
(“Class I-3
Shares”). This class will participate in the same Significant Accounting Policies as described in Note 2 in these Financial Statements.

TCW Private Asset Income Fund
Notes to Financial Statements (Unaudited) (Continued)
(in thousands, except share and per share amounts)

Note 10. Subsequent Events (Continued)

The Fund commenced a quarterly repurchase offer that began on June 20, 2025 and ended on July 25, 2025 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
July 25, 2025	10,162	$10.01	$102	1,529,371	5.00%	0.03%
Note 11. New Accounting Pronouncements
Operating Segments:
 The Fund represents a single operating segment as the operating results of the Fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Income Taxes:
  In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

TCW Private Asset Income Fund
Supplemental Information (Unaudited)

Approval of the Investment Advisory Agreement
TCW Private Asset Income Fund (the “Fund”) has retained TCW Asset Backed Finance Management Company LLC (the “Adviser”) to manage its assets pursuant to an Investment Advisory Agreement dated as of December 16, 2024 (the “Agreement”), which has been approved by the Board of Trustees of the Fund, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year
term with respect to the Fund, the Agreement continues in effect from year-to-year,
provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for that purpose.
At a meeting held on September 9, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Agreement for an initial two-year
term with respect to the Fund.
At the Meeting, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Fund. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Agreement with representatives of the Adviser and among themselves in private sessions on various occasions at which no representatives of the Adviser were present.
In evaluating the proposed fee level, the Board considered information and materials prepared by the Adviser comparing fee information relating to a group of registered closed-end
funds operated as “interval funds” believed by the Adviser to have comparable investment objectives and strategies (collectively, the “Peer Funds”).
In addition to the information furnished by the Adviser, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.
The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of services to be provided by the Adviser, the Trustees relied on their experience as trustees and directors of registered investment companies advised by affiliates of the Adviser, as well as on the materials provided at or in advance of the Meeting. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Agreement, including portfolio management, investment research and execution of portfolio transactions.
The Board also considered the general nature, extent, and quality of services provided to existing funds managed by affiliates of the Adviser. The Board considered the experience of TCW and its affiliates in

TCW Private Asset Income Fund
Supplemental Information (Unaudited) (Continued)

managing other registered investment companies, including a
closed-end
fund, and considered the benefits to shareholders of investing in a fund that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Adviser to provide appropriate levels of support and resources to the Fund.
The Board also took note of the background and experience of the senior management and portfolio management personnel of the Adviser and that the expertise and amounts of attention expected to be given to the Fund by the Adviser are substantial. The Board also noted the previous experience of the proposed portfolio managers of the Fund. The Board considered the ability of the Adviser to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Adviser, as well as the compliance operations of the Adviser that would be applicable to the Fund. The Board noted the significant role played by the Adviser, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Adviser under the proposed Agreement.
Investment Performance
The Board then considered the performance of the Peer Funds and the previous experience of the portfolio management team in managing other funds and accounts. Past performance of the Fund was not a factor considered by the Board, as the Fund will be newly formed with no operating history to evaluate. After review, the Trustees concluded that the Fund has the potential to achieve acceptable performance.
Advisory Fees and Profitability
The Board considered information prepared by the Adviser comparing the proposed management fee of the Fund to the management fees of the Peer Funds. The Board noted that the Fund’s proposed management fee was generally in line with the management fees charged by the Peer Funds. The Board further noted that the Fund’s advisory fee is generally comparable to the fees charged by the Adviser or its affiliates to other clients for which it provides comparable services or uses overlapping portfolio management team members.
The Board also considered the expected costs of services to be provided and expected profits to be realized by the Adviser and its affiliates from their relationship with the Fund, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of the Fund under the proposed Agreement were fair and bore a reasonable relationship to the services to be rendered.
Expenses and Economies of Scale
The Board also considered the potential of the Adviser to achieve economies of scale as the Fund grows in size. The Board considered TCW’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a means by which the Adviser will share economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders.
The Board noted that although there are no breakpoints in the proposed management fee, the Adviser stated that it would propose an expense limitation agreement for the Fund before the Fund is operational.

TCW Private Asset Income Fund

June 30, 2025

At the Board’s December 9, 2024 meeting the Adviser agreed to limit the Fund’s expenses to 70 basis points for both share classes and further agreed to waive 50% of the management fee for twelve months from the commencement of operation of the Fund. Based on all the information they reviewed, the Board concluded that the proposed fee and expense structure was reasonable and reflected a sharing of any economies of scale.
Ancillary Benefits
The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the relationship of the Adviser with the Fund, including compensation for certain compliance support services. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Fund were consistent with the services proposed to be provided by the Adviser to the Fund.
Conclusions
Based on their overall review, including their consideration of each of the factors referred to above (and others), the Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value in return for the management fees paid to the Adviser by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

TCW Private Asset Income Fund
Supplemental Information (Unaudited)

Proxy Voting Guidelines
The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of the Fund has delegated the Fund’s proxy voting authority to the Adviser.
Disclosure of Proxy Voting Guidelines
The proxy voting guidelines of the Adviser are available:

1.	By calling 1-877-829-4768 to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.
When the Fund receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Fund’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.
The Adviser, on behalf of the Fund, prepares and files Form
N-PX
with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 1-877-829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.
When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form
N-PX
via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.
The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form
N-PX
is filed with the SEC, at https://www.tcw.com/Literature/Proxy-Voting.
Availability of Quarterly Portfolio Schedule
The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-PORT-P. Such filings occur no later than 60 days after the end of the Fund’s first and third quarters and are available on the SEC’s website at www.sec.gov.
Dividend Reinvestment Plan (“DRIP”)
The Fund will operate under the DRIP administered by U.S. Bancorp Fund Services LLC (the “DRIP Administrator”). Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating Shareholder. A Shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to TCW Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in

TCW Private Asset Income Fund
June 30, 2025

street or other nominee name, then to such nominee). Such written instructions must be received by the DRIP Administrator at least 15 days prior to the record date of the distribution or the Shareholder will receive such Distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to Shareholders are automatically reinvested in full and fractional Shares determined by dividing the amount of the distribution by the Fund’s NAV per Share.
All correspondence concerning the DRIP should be directed to TCW Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701. Certain transactions can be performed by calling the toll free number
800-386-3829.
Distribution Policy
The Fund’s distribution policy is to accrue dividends daily and make quarterly distributions to Shareholders. The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the Fund’s repurchase of Shares, even if such Shares are repurchased at a loss relative to the Shareholder’s original investment.
The Board reserves the right to change the distribution policy from time to time.

TCW Private Asset Income Fund, Inc.

515 South Flower Street
Los Angeles, California 90071
800 386 3829
www.TCW.com
INVESTMENT ADVISER
TCW Asset Backed Finance Management Company LLC
515 South Flower Street
Los Angeles, California 90071
TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSEMENT AGENT AND REGISTRAR
U.S. Bancorp Fund Services LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 West 5th Street
Los Angeles, California 90013
CUSTODIAN & ADMINISTRATOR
State Street Bank & Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
TRUSTEES
Andrew Tarica
Trustee and Chairman of the Board
Patrick C. Haden
Trustee
Martin Luther King III
Trustee
Peter McMillan
Trustee
Victoria B. Rogers
Trustee
Robert G. Rooney
Trustee
Michael Swell
Trustee
Megan McClellan
Trustee
Patrick Moore
Trustee
OFFICERS
Megan McClellan
President and Principal Executive Officer
Andrew Bowden
Executive Vice President
Richard M. Villa
Treasurer, Principal Financial Officer, and Principal Accounting Officer
Alenoush Terzian
Chief Compliance Officer and Anti-Money Laundering Officer
Lisa Eisen
Tax Officer
Eric W. Chan
Assistant Treasurer
Peter Davidson
Vice President and Secretary

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

(a)	The Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Private Asset Income Fund

By (Signature and Title)	/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	September 5, 2025

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	September 5, 2025